Related party transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Interest expense		$ 76	$ 61
Related parties repayable, term	1 year
Average interest rate		6.00%
Trade and other receivables by related parties	$ 13,474	$ 14,042	12,400
Trade and other receivables by related parties	8,083	6,135	4,200
Provision of guarantees or collateral by entity, related party transactions	0
Related Parties
Related Party Transactions (Details) [Line Items]
Other expenses	690	494
Leases	260
Consulting services	480
Others	227
Purchases of goods and services	19,100	15,900	13,700
Sales of goods	4,500	8,000	5,600
Revenue from services and consulting	478	1,034	116
Charitable donations	1,140	800	$ 700
Long-term receivables	$ 18,000	$ 5,300